USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	75.2%
Pipelines	75.2%
Antero Midstream Corp.	3.5%	732,643	$11,026,277
Cheniere Energy, Inc.	4.7%	82,443	14,826,549
DT Midstream, Inc.	4.8%	189,778	14,927,938
Enbridge, Inc.	8.1%	622,087	25,262,953
EnLink Midstream LLC	2.1%	450,599	6,538,192
Gibson Energy, Inc.	1.7%	327,390	5,382,384
Hess Midstream LP – Class A	3.3%	288,505	10,175,571
Keyera Corp.	4.8%	476,096	14,861,370
Kinder Morgan, Inc.	4.7%	666,938	14,732,660
Kinetik Holdings, Inc.	3.7%	251,821	11,397,418
ONEOK, Inc.	6.9%	238,001	21,689,031
Pembina Pipeline Corp.	4.4%	335,973	13,855,527
Plains GP Holdings LP – Class A	4.3%	717,716	13,277,746
Targa Resources Corp.	8.7%	183,366	27,140,002
TC Energy Corp.	4.7%	311,349	14,804,645
Williams Cos., Inc. (The)	4.8%	329,306	15,032,819
			234,931,082
Total Common Stocks
(Cost $165,322,320)	75.2%		234,931,082
Master Limited Partnerships	24.2%
Pipelines	24.2%
Energy Transfer LP	9.4%	1,823,459	29,266,517
Enterprise Products Partners LP	7.1%	757,824	22,060,257
MPLX LP	5.7%	403,146	17,923,871
Western Midstream Partners LP	2.0%	163,734	6,264,463
			75,515,108
Total Master Limited Partnerships
(Cost $46,607,099)	24.2%		75,515,108
Money Market Funds	0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%(a)
(Cost $1,463,042)	0.5%	1,463,042	1,463,042
Total Investments
(Cost $213,392,461)	99.9%		311,909,232
Other Assets in Excess of Liabilities	0.1%		359,528
Total Net Assets	100.0%		$312,268,760

(a)	Reflects the 7-day yield at September 30, 2024.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	76.2%
Canada	23.8
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.4%
Money Market Funds	0.5%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.